Change in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change In Working Capital [Abstract]
Inventories	R (5,623)	R 2,153	R 1,513
Trade and other receivables	(1,496)	1,767	1,328
Trade and other payables	9,392	2,933	(1,091)
Total change in working capital	R 2,273	R 6,853	R 1,750